STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Compensation cost charged to expense under all stock-based incentive awards
Compensation cost charged to expense under all stock-based incentive awards is presented below (in thousands):

	2011	2010	2009

Restricted stock and units	$15,912	$13,379	$10,334
Stock appreciation rights	5,813	2,678	855
Stock options	239	239	378
Performance-based awards	124	(718)	1,467
Total compensation cost	22,088	15,578	13,034
Less: Discontinued operations	(1,003)	(1,310)	(1,181)
Continuing operations	$21,085	$14,268	$11,853

Restricted stock activity
The Company measures compensation related to each share based on the market price of the common stock on the date of grant.  Restricted stock activity for the year ended December 31, 2011, is summarized below:

	Shares	Weighted-average grant-date fair value per share

Nonvested at January 1, 2011	991,629	$24.01
Granted	474,818	40.97
Vested	(564,440)	26.30
Forfeited	(23,518)	32.17
Nonvested at December 31, 2011	878,489	$31.49

Restricted stock unit activity
The Company measures compensation related to each unit based on the market price of the underlying common stock on the grant date.  RSU activity for the year ended December 31, 2011, is summarized below:

	Units	Weighted-average grant-date fair value per share

Outstanding at January 1, 2011	170,406	$33.17
Granted	37,565	41.00
Outstanding at December 31, 2011	207,971	$34.59

Vested at December 31, 2011	170,406	$33.17

Performance-based award activity
Performance-based award activity for the year ended December 31, 2011, is summarized below:

	Number of shares issuable at target	Weighted-average grant-date fair value per share

Unearned awards outstanding at January 1, 2011	85,015	$43.96
Vested	(53,984)	43.96
Lapsed, unearned	(31,031)	43.96
Unearned awards outstanding at December 31, 2011	-	$-

Weighted-average assumptions used to determine fair values of SARs
Fair values of SARs granted were determined using the Black-Scholes option pricing model with the following weighted-average assumptions (no options were granted in 2011, 2010 or 2009):

	2011	2010	2009

Expected life in years	5.7	6.0	6.0
Risk-free interest rate	2.269%	2.725%	2.375%
Expected volatility	49.16%	50.16%	52.86%
Weighted-average grant-date per-share fair value	$19.76	$14.00	$9.03

Stock option activity
Stock option activity for the year ended December 31, 2011, is summarized below:

	Number of shares under option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	1,471,899	$23.23
Exercised	(879,083)	22.68
Forfeited or expired	(33,611)	37.06
Outstanding at December 31, 2011	559,205	$23.26	3.2	$4,876

Exercisable at December 31, 2011	559,205	$23.26	3.2	$4,876

SARs activity
SARs activity for the year ended December 31, 2011, is summarized below:

	Number of shares under SARs	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	828,185	$21.43
Granted	363,810	41.00
Forfeited	(3,560)	17.22
Outstanding at December 31, 2011	1,188,435	$27.43	7.2	$7,893

Exercisable at December 31, 2011	455,648	$20.22	6.7	$4,978